Interest expense (Tables)	12 Months Ended
Mar. 31, 2022
Interest and Debt Expense [Abstract]
Summary of Interest Expense

	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
	RMB	RMB	RMB
Amortization charges on promissory notes	56,290	21,611	17,144
Interest expense on borrowings	2,815	6,039	3,740
Others	163	—	—

Total	59,268	27,650	20,884